UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05207

                              ACM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
                                                     ----------   --------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS-101.8%
U.S. Treasury Bonds-37.0%
   5.375%, 2/15/31(a) ...................   U.S. $        1,961   $    2,118,033
   6.25%, 5/15/30(b) ....................                62,230       74,787,827
   7.25%, 5/15/16(b) ....................                21,695       26,001,805
   11.25%, 2/15/15(b) ...................               160,000      232,712,480
   12.00%, 8/15/13(a) ...................                82,000       92,611,948
   12.50%, 8/15/14(a) ...................                70,300       84,994,317
   13.25%, 5/15/14(a) ...................               150,000      181,540,950
                                                                  --------------
                                                                     694,767,360
                                                                  --------------
U.S. Treasury Strips-15.7%
   Zero coupon, 5/15/17(a) ..............               260,000      157,930,500
   Zero coupon, 11/15/21(a) .............               285,350      137,046,180
                                                                  --------------
                                                                     294,976,680
                                                                  --------------
U.S. Treasury Notes-14.5%
   1.875%, 7/15/13 TIPS(c) ..............                11,875       12,814,202
   3.00%, 11/15/07(b) ...................                19,000       18,614,072
   3.25%, 8/15/07(b) ....................                19,000       18,723,911
   3.375%, 10/15/09(c) ..................                24,550       23,694,580
   3.50%, 11/15/09(a) ...................                   154          149,085
   4.00%, 9/30/07-2/15/15(a)(b) .........               122,510      120,655,899
   4.125%, 8/15/08-5/15/15(a) ...........                 3,074        3,011,837
   4.25%, 11/30/07-8/15/14(a) ...........                11,627       11,537,422
   4.375%, 8/15/12(a) ...................                   700          692,699
   4.50%, 2/15/16(a) ....................                   598          591,997
   4.75%, 5/15/14(b) ....................                60,280       60,790,994
   4.875%, 2/15/12(a) ...................                   250          253,486
                                                                  --------------
                                                                     271,530,184
                                                                  --------------
Federal National Mortgage
   Association-13.4%
   4.00%, 5/01/19-3/01/20(c) ............                18,933       17,917,950
   4.116%, 12/01/34(c) ..................                10,141       10,104,130
   4.125%, 11/01/34(c) ..................                 2,866        2,860,996
   4.172%, 9/01/35(a) ...................                 1,565        1,560,710
   4.35%, 8/01/34(a) ....................                 2,285        2,288,527
   4.372%, 8/01/34(a) ...................                 3,976        3,984,659
   4.415%, 8/01/34(a) ...................                 2,507        2,507,113
   4.467%, 1/01/36(a) ...................                 2,155        2,146,617
   4.488%, 5/01/33(a) ...................                 2,466        2,473,260
   4.519%, 8/01/35(a) ...................                 1,390        1,385,011
   4.566%, 7/01/35(a) ...................                 3,492        3,490,174
   4.703%, 5/01/35(a) ...................                 2,662        2,647,878
   4.79%, 7/01/35(a) ....................                 5,608        5,580,176
   4.809%, 7/01/35(a) ...................                 2,285        2,278,633
   5.00%, TBA(c) ........................                77,905       76,541,662
   5.00%, 2/01/18-10/25/33(a) ...........                31,347       11,859,768
   5.375%, 6/07/21(c) ...................      GBP          144          287,629
   5.50%, TBA(c) ........................   U.S. $       37,640       37,075,400
   5.50%, 6/01/20(c) ....................                32,539       32,610,928
   6.50%, 4/25/32-2/01/36(a) ............                26,809       27,410,978
   6.552%, 1/01/36(a) ...................                 3,904        4,005,184
                                                                  --------------
                                                                     251,017,383
                                                                  --------------
Federal Home Loan Mortgage
   Corporation-8.7%
   4.12%, 1/01/35(a) ....................                17,182       17,251,690
   4.243%, 10/01/35(a) ..................                 2,746        2,731,406
   4.394%, 9/01/34(a) ...................                 1,509        1,506,797
   4.398%, 8/01/34(a) ...................                 2,101        2,117,717
   4.599%, 4/01/35(a) ...................                 1,986        1,966,975
   4.682%, 6/01/35(a) ...................                 4,027        3,993,050
   5.875%, 5/15/16(a) ...................                42,130       42,333,808
   6.00%, 9/01/36(c) ....................                91,787       92,267,529
                                                                  --------------
                                                                     164,168,972
                                                                  --------------
Government National Mortgage
   Association-8.5%
   0.48594%, 11/16/45(g) ................                16,668          955,810
   5.50%, 7/15/33-6/20/36(c) ............               156,585      155,257,719
   7.00%, 12/15/26(a) ...................                 3,793        3,914,933
                                                                  --------------
                                                                     160,128,462
                                                                  --------------
Resolution Funding Corp.-4.0%
   Zero coupon, 10/15/20(c) .............               150,000       74,690,400
                                                                  --------------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $1,883,940,587) ................                          1,911,279,441
                                                                  --------------

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
                                                     ----------   --------------
SOVEREIGN DEBT OBLIGATIONS-38.4%

Argentina-1.7%
Republic of Argentina
   Zero coupon, 12/15/35(c)(g) ..........      ARS        4,423   $      127,910
   0.63%, 12/31/38(c)(g) ................                 1,285          206,055
   4.889%, 8/03/12 FRN(c) ...............   U.S. $       22,587       20,836,514
   5.83%, 12/31/33(c) ...................      ARS        1,420          571,665
   7.00%, 3/28/11(c) ....................   U.S. $          365          351,252
   7.82%, 12/31/33(c) ...................      EUR        5,763        6,942,698
   8.28%, 12/31/33(c) ...................   U.S. $        3,274        3,155,965
                                                                  --------------
                                                                      32,192,059
                                                                  --------------
Brazil-9.9%
Brazilian Real Structured Notes
   Zero Coupon, 9/20/07(d) ..............      BRL      120,551       49,131,859
   Zero Coupon, 1/03/08(d) ..............                59,180       23,257,187
   Zero Coupon, 1/05/09(d) ..............                76,692       26,340,664
   Zero Coupon, 1/05/10(d) ..............               180,614       54,132,801
Republic of Brazil
   7.125%, 1/20/37(b)(c) ................   U.S. $        3,865        3,948,098
   8.00%, 1/15/18(c) ....................                 1,144        1,255,540
   8.25%, 1/20/34(c) ....................                 6,408        7,321,140
   8.875%, 10/14/19-4/15/24(c) ..........                10,161       12,112,371
   11.00%, 8/17/40(c) ...................                   821        1,069,353
   12.50%, 1/05/16(c) ...................      BRL       15,484        7,174,783
                                                                  --------------
                                                                     185,743,796
                                                                  --------------
Bulgaria-0.0%
Republic of Bulgaria
   8.25%, 1/15/15(d) ....................   U.S. $          346          407,069
                                                                  --------------
Colombia-0.9%
Republic of Colombia
   7.375%, 9/18/37(c) ...................                   215          217,688
   10.75%, 1/15/13(c) ...................                 1,239        1,513,438
   11.75%, 3/01/10(c) ...................      COP   26,673,000       11,892,891
   11.75%, 2/25/20(c) ...................   U.S. $        2,492        3,476,340
                                                                  --------------
                                                                      17,100,357
                                                                  --------------
Costa Rica-0.0%
Costa Rican Colon Structured Notes
   Zero coupon, 1/12/07(d) ..............      CRC      226,359          419,580
Republic of Costa Rica
   8.05%, 1/31/13(d) ....................   U.S. $          220          236,280
   8.11%, 2/01/12(d) ....................                   202          216,645
                                                                  --------------
                                                                         872,505
                                                                  --------------
Dominican Republic-0.1%
Dominican Peso Structured Notes
   Zero coupon, 10/30/06(d) .............      DOP        3,424          100,591
   Zero coupon, 12/11/06(d) .............                13,100          379,560
   Zero coupon, 3/12/07(d) ..............                 3,936          110,592
Dominican Republic
   8.625%, 4/20/27(d) ...................   U.S. $          302          319,667
   9.50%, 9/27/11(d) ....................                   121          129,396
                                                                  --------------
                                                                       1,039,806
                                                                  --------------
Ecuador-0.2%
Republic of Ecuador
   9.00%, 8/15/30(d)(e) .................                 4,363        3,992,145
   9.375%, 12/15/15(d) ..................                   214          207,580
                                                                  --------------
                                                                       4,199,725
                                                                  --------------
El Salvador-0.1%
Republic of El Salvador
   7.625%, 9/21/34(d) ...................                   527          574,430
   7.65%, 6/15/35(d) ....................                   469          503,003
                                                                  --------------
                                                                       1,077,433
                                                                  --------------

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
                                                     ----------   --------------
France-0.0%
French Treasury Note
   3.00%, 1/12/10(c) ....................      EUR          600   $      746,765
                                                                  --------------
Indonesia-0.7%
Indonesian Rupiah Structured Notes
   11.00%, 10/15/14-11/18/20(d) .........      IDR    6,057,537          643,518
   12.90%, 6/17/22(d) ...................             2,102,200          228,505
   14.00%, 6/17/09(d) ...................             4,000,000          466,233
   14.25%, 6/19/13(d) ...................            80,000,000        9,956,684
Republic of Indonesia
   6.75%, 3/10/14(d) ....................   U.S. $          565          572,910
   6.875%, 3/09/17(d) ...................                   269          275,053
   7.25%, 4/20/15(d) ....................                   362          376,118
   8.50%, 10/12/35(d) ...................                   251          293,670
                                                                  --------------
                                                                      12,812,691
                                                                  --------------
Jamaica-0.0%
Government of Jamaica
   9.25%, 10/17/25(c) ...................                   104          110,864
   10.625%, 6/20/17(c) ..................                   207          241,155
                                                                  --------------
                                                                         352,019
                                                                  --------------
Lebanon-0.1%
Lebanese Republic
   7.875%, 5/20/11(d) ...................                   420          410,130
   10.125%, 8/06/08(d) ..................                   875          916,562
   11.625%, 5/11/16(d) ..................                   120          142,140
                                                                  --------------
                                                                       1,468,832
                                                                  --------------
Mexico-6.6%
Mexican Bonos
   8.00%, 12/24/08(c) ...................      MXN      555,816       50,930,383
   9.00%, 12/20/12(c) ...................               565,573       53,424,336
   10.00%, 12/05/24(c) ..................                25,347        2,624,100
United Mexican States
   5.625%, 1/15/17(c) ...................   U.S. $        1,400        1,383,200
   6.375%, 1/16/13(c) ...................                 2,626        2,757,300
   6.75%, 9/27/34(c) ....................                   460          488,290
   7.50%, 1/14/12(c) ....................                   775          849,789
   8.00%, 9/24/22(c) ....................                 2,370        2,835,705
   8.125%, 12/30/19(c) ..................                 3,775        4,530,000
   9.875%, 2/01/10(c) ...................                 2,180        2,485,200
   11.375%, 9/15/16(c) ..................                 1,201        1,722,234
                                                                  --------------
                                                                     124,030,537
                                                                  --------------
New Zealand-0.1%
New Zealand Government
   6.00%, 7/15/08(c) ....................      NZD        1,733        1,119,116
                                                                  --------------
Nigeria-0.1%
Central Bank of Nigeria
   6.25%, 11/15/20(c) ...................   U.S. $        2,000        2,000,000
                                                                  --------------
Panama-0.2%
Republic of Panama
   6.70%, 1/26/36(c) ....................                   654          654,000
   7.125%, 1/29/26(c) ...................                   973        1,026,515
   7.25%, 3/15/15(c) ....................                    75           80,062
   8.875%, 9/30/27(c) ...................                   372          460,350
   9.375%, 7/23/12-4/01/29(c) ...........                   473          594,866
   9.625%, 2/08/11(c) ...................                   288          327,600
                                                                  --------------
                                                                       3,143,393
                                                                  --------------
Peru-0.7%
Peru Bono Soberano
   7.84%, 8/12/20(c) ....................      PEN        1,250          408,245
   8.20%, 8/12/26(c) ....................                 1,019          339,134
   8.60%, 8/12/17(c) ....................                 7,350        2,534,139
   9.91%, 5/05/15(c) ....................                 1,600          591,171
Republic of Peru
   7.35%, 7/21/25(c) ....................   U.S. $        1,273        1,358,928
   8.375%, 5/03/16(c) ...................                 3,928        4,517,200
   8.75%, 11/21/33(c) ...................                 2,669        3,269,525
   9.875%, 2/06/15(c) ...................                   557          689,288
                                                                  --------------
                                                                      13,707,630
                                                                  --------------
Philippines-1.4%
Republic of Philippines
   7.75%, 1/14/31(c) ....................                 4,441        4,629,742
   8.00%, 1/15/16(c) ....................                   142          155,135
   8.25%, 1/15/14(c) ....................                 1,113        1,213,170
   8.375%, 2/15/11(c) ...................                    84           90,216
   8.875%, 3/17/15(c) ...................                 3,135        3,566,062
   9.00%, 2/15/13(c) ....................                   266          298,984
   9.50%, 10/21/24-2/02/30(c) ...........                 4,662        5,742,890
   9.875%, 1/15/19(c) ...................                 1,087        1,341,358
   10.625%, 3/16/25(c) ..................                 6,267        8,344,510
                                                                  --------------
                                                                      25,382,067
                                                                  --------------
Poland-0.0%
Poland Government Bond
   6.25%, 10/24/15(c) ...................      PLN        2,538          852,749
                                                                  --------------
Russia-5.5%
Russian Federation
   5.00%, 3/31/30(d)(e) .................   U.S. $       85,537       95,288,218
   11.00%, 7/24/18(d) ...................                   490          702,905
Russian Ministry of Finance
   3.00%, 5/14/08-5/14/11(c) ............                 6,690        6,376,900
                                                                  --------------
                                                                     102,368,023
                                                                  --------------

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
                                                     ----------   --------------
South Korea-2.1%
Korean Won Structured Notes
   5.25%, 12/10/10-12/11/10(d) ..........      KRW   36,649,060   $   39,629,878
                                                                  --------------
Spain-0.0%
Kingdom of Spain
   5.25%, 4/06/29(c) ....................      GBP          109          223,283
                                                                  --------------
Turkey-5.3%
Republic of Turkey
   6.875%, 3/17/36(c) ...................   U.S. $          953          864,848
   7.00%, 6/05/20(c) ....................                 1,430        1,385,670
   7.375%, 2/05/25(c) ...................                   587          579,663
   8.00%, 2/14/34(c) ....................                   150          154,875
   9.50%, 1/15/14(c) ....................                   740          841,750
   11.00%, 1/14/13(c) ...................                 2,090        2,516,360
   11.50%, 1/23/12(c) ...................                   860        1,037,590
   11.75%, 6/15/10(c) ...................                   623          728,910
   11.875%, 1/15/30(c) ..................                   208          306,800
Turkish Lira Structured Notes
   Zero coupon, 1/25/07(d) ..............      TRY          914          573,811
   Zero coupon, 6/28/07(d) ..............               153,757       89,568,524
                                                                  --------------
                                                                      98,558,801
                                                                  --------------
Ukraine-0.0%
Government of Ukraine
   6.875%, 3/04/11(d) ...................   U.S. $          302          305,020
   7.65%, 6/11/13(d) ....................                   387          409,253
   11.00%, 3/15/07(d) ...................                   160          163,475
                                                                  --------------
                                                                         877,748
                                                                  --------------
United Kingdom-1.3%
United Kingdom Gilt
   4.00%, 3/07/09(c) ....................      GBP        8,666       15,920,053
   4.25%, 12/07/27-3/07/36(c) ...........                 2,058        3,916,893
   4.75%, 9/07/15-3/07/20(c) ............                 1,384        2,660,619
   5.00%, 9/07/14-3/07/25(c) ............                   881        1,779,176
   8.00%, 6/07/21(c) ....................                   150          386,805
   8.75%, 8/25/17(c) ....................                   175          447,595
                                                                  --------------
                                                                      25,111,141
                                                                  --------------
Uruguay-0.4%
Republic of Uruguay
        5.00%, 9/14/18(c) ...............      UYU        6,700          283,316
        7.50%, 3/15/15(c) ...............   U.S. $        4,120        4,301,280
        7.875%, 1/15/33 PIK(c) ..........                   429          444,497
        8.00%, 11/18/22(c) ..............                 1,164        1,228,020
        9.25%, 5/17/17(c) ...............                   739          863,891
                                                                  --------------
                                                                       7,121,004
                                                                  --------------
Venezuela-1.0%
Republic of Venezuela
   5.75%, 2/26/16(c) ....................                 1,847        1,694,623
   6.51%, 4/20/11 FRN(d) ................                   420          415,464
   7.00%, 12/01/18(d) ...................                 1,957        1,932,538
   8.50%, 10/08/14(c) ...................                   612          677,790
   9.25%, 9/15/27(c) ....................                 6,315        7,688,514
   10.75%, 9/19/13(c) ...................                 4,904        5,995,140
   13.625%, 8/15/18(c) ..................                   522          769,950
                                                                  --------------
                                                                      19,174,019
                                                                  --------------
Total Sovereign Debt Obligations
   (cost $628,009,819) ..................                            721,312,445
                                                                  --------------
CORPORATE DEBT OBLIGATIONS-9.9%

Corporate Debt - High Yield
   Obligations-7.0%
ALB Finance BV
   9.25%, 9/25/13(d) ....................                   226          223,568
Alfa Bond Issuance PLC for OJC
   8.625%, 12/09/15(e)(g) ...............                   300          298,428
Allied Domecq Finance PLC
   6.625%, 4/18/11(c) ...................      GBP           50           97,053
Antenna TV SA
   7.25%, 2/15/15(d) ....................      EUR           10           11,032
Associated Materials Inc.
   11.25%, 3/01/14(c)(f) ................   U.S. $       12,545        6,899,750
AT&T Corp.
   8.00%, 11/15/31(c) ...................                 1,000        1,222,255
Banco BMG SA
   9.15%, 1/15/16(d) ....................                   400          401,000
Broder Brothers Co.
   11.25%, 10/15/10(c) ..................                 1,000          975,000
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14(d)* .................                 1,500        1,447,500
C&M Finance LTD
   8.10%, 2/01/16(d) ....................                 1,690        1,656,200

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
                                                     ----------   --------------
Centennial Communication CP
   10.00%, 1/01/13(c)* ..................   U.S. $        1,500   $    1,518,750
Central European Distribution Corp.
   8.00%, 7/25/12(d) ....................      EUR           78          106,821
Chaoda Modern Agriculture
   7.75%, 2/08/10(d) ....................   U.S. $          435          418,687
Charter Communications Holdings
   11.00%, 10/01/15(c) ..................                 4,009       3,648,190
   11.75%, 5/15/14(c)(f) ................                10,000        7,125,000
Citigroup (JSC Severstal)
   9.25%, 4/19/14(d) ....................                   230          244,439
Cognis GmbH
   9.50%, 5/15/14(d) ....................      EUR            5            6,721
Deutsche Bank AG for Gazstream SA
   5.625%, 7/22/13(d) ...................   U.S. $          218          215,327
Digicel, Ltd.
   9.25%, 9/01/12(d) ....................                   965        1,001,187
Dole Foods Co.
   8.875%, 3/15/11(c)* ..................                 1,000          957,500
Electronic Data Systems Corp.
   6.00%, 8/01/13(c) ....................                   600          608,656
Evraz Group SA
   8.25%, 11/10/15(d) ...................                   489          490,222
Fairfax Financial Holdings Ltd.
   8.30%, 4/15/26(c)* ...................                 5,000        4,300,000
Ford Motor Credit Co.
   4.95%, 1/15/08(c) ....................                   152          147,810
   6.625%, 6/16/08(c) ...................                   454          447,136
   7.00%, 10/01/13(c) ...................                 1,500        1,391,757
Freeport-McMoran Copper & Gold, Inc.
   10.125%, 2/01/10(c) ..................                   500          530,000
Gallery Capital
   10.125%, 5/15/13(d) ..................                   200          195,660
Gazprom OAO
   9.625%, 3/01/13(d) ...................                 8,330        9,843,991
General Motors Acceptance Corp.
   6.125%, 3/15/07(c) ...................                    20           25,499
   6.75%, 12/01/14(c)* ..................                10,000        9,762,550
   6.875%, 9/15/11(c) ...................                 3,960        3,939,020
   8.00%, 11/01/31(c) ...................                 4,000        4,182,324
Hawaiian Telcom Communications, Inc.
   12.50%, 5/01/15(c)* ..................                 4,940        5,187,000
Heckler & Koch GmbH
   9.25%, 7/15/11(d) ....................      EUR            5            6,530
Hertz Corporation
   10.50%, 1/01/16(d)* ..................   U.S. $        5,000        5,500,000
HLI Operating Co. Inc.
   10.50%, 6/15/10(c)* ..................                 1,500        1,233,750
Houghton Mifflin Co.
   11.50%, 10/15/13(f) ..................                 1,000          872,500
Iirsa Norte Finance Ltd.
   8.75%, 5/30/24(d) ....................                   200          206,500
Inmarsat Finance PLC
   10.375%, 11/15/12(c)(f) ..............                 6,475        5,730,375
Intelsat Bermuda Ltd.
   11.25%, 6/15/16(d) ...................                 3,000        3,187,500
Kazkommerts International BV
   8.50%, 4/16/13(d) ....................                   325          342,062
Kyivstar
   7.75%, 4/27/12(d) ....................                   100          101,250
   10.375%, 8/17/09(d) ..................                   200          217,400
Legrand S.A.
   8.50%, 2/15/25(c) ....................                    10           11,325
Level 3 Communications Inc.
   11.50%, 3/01/10(c)* ..................                 2,500        2,568,750
Mobifon Holdings BV
   12.50%, 7/31/10(c) ...................                 5,205        5,836,106
Mobile Telesystems Finance S.A.
   9.75%, 1/30/08(d)* ...................                 1,185        1,230,919
NCL Corp.
   10.625%, 7/15/14(c) ..................                 3,845        3,720,037
Noble Group Ltd.
   6.625%, 3/17/15(d) ...................                   560          495,616
NRG Energy Inc.
   7.25%, 2/01/14(c) ....................                     5            4,962
   7.375%, 2/01/16(c) ...................                    15           14,906
Paxson Communications Corp.
   11.318%, 1/15/13 FRN(d)* .............                 6,000        6,045,000
Quality Distribution LLC
   9.00%, 11/15/10(c) ...................                 1,775        1,699,562
Rainbow National Services LLC
   10.375%, 9/01/14(d) ..................                 2,500        2,825,000
RBS Global Inc. & Rexnord Corp.
   11.75%, 8/01/16(d) ...................                 2,000        2,070,000
R H Donnelley Corp.
   6.875%, 1/15/13(c) ...................                     9            8,213
Rhodia S.A.
   10.25%, 6/01/10(c) ...................                     5            5,600
Rural Cellular Corp.
   9.75%, 1/15/10(c)* ...................                 4,500        4,528,125

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
                                                     ----------   --------------
Russian Standard Finance SA
   7.50%, 10/07/10(d) ...................   U.S. $          386   $      374,420
Select Medical Corp.
   11.175%, 9/15/15 FRN(c)* .............                 5,000        4,400,000
Sirius Satellite Radio Inc.
   9.625%, 8/01/13(c)* ..................                 1,500        1,466,250
Six Flags Inc.
   9.625%, 6/01/14(c)* ..................                 1,500        1,335,000
Tyumen Oil Co.
   11.00%, 11/06/07(d) ..................                    90           94,780
Unibanco
   8.70%, 2/11/10(d) ....................      BRL        4,290        1,834,935
William Lyon Homes Inc.
   10.75%, 4/01/13(c) ...................   U.S. $        2,000        1,840,000
Willis Group N America
   5.125%, 7/15/10(c) ...................                   500          491,534
XM Satellite Radio Inc.
   9.75%, 5/01/14(c) ....................                 1,500        1,432,500
                                                                  --------------
Yioula Glassworks SA
   9.00%, 12/01/15(d) ...................      EUR          253          341,671
                                                                  --------------
Total Corporate Debt - High Yield
   Obligations (cost $133,209,886) ......                            131,599,111
                                                                  --------------
Corporate Debt - High Grade
   Obligations-2.9%
Aegon NV
   6.125%, 12/15/31(c) ..................      GBP           26           56,718
AK Steel Corp.
   7.875%, 2/15/09(c)* ..................   U.S. $        5,000        4,981,250
AMP Group Finance Services
   7.125%, 8/06/19(c)(g) ................      GBP           50           96,194
AMP UK Finance Services
   6.375%, 11/17/10(c) ..................                   110          211,164
Australia & New Zealand Banking Group
   Ltd. 4.875%, 12/22/08(c) .............                   106          196,708
Bank of Scotland Capital Funding
   8.117%, 5/31/10(d)(g) ................                    90          183,205
Barclays Bank
   8.55%, 6/15/11(d)(g) .................   U.S. $          638          717,105
   9.875%, 5/12/08(c)(g) ................      GBP          195          389,480
Berkley W R Corp.
   6.15%, 8/15/19(c) ....................   U.S. $          100          100,001
BMW U.S. Capital Corp.
   4.625%, 11/28/08(c) ..................      GBP           60          110,738
British Sky Broadcasting PLC
   7.75%, 7/09/09(c) ....................                    94          185,434
BSKYB Finance UK PLC
   5.625%, 10/15/15(d) ..................   U.S. $          350          342,538
   5.75%, 10/20/17(d) ...................      GBP           50           92,473
Capital One Bank
   6.50%, 6/13/13(c) ....................   U.S. $        1,200        1,255,064
Centex Corp.
   7.50%, 1/15/12(c) ....................                   200          213,994
CIT Group, Inc.
   5.50%, 12/15/08(c) ...................      GBP          175          328,076
Citigroup, Inc.
   5.50%, 11/18/15(c) ...................                    85          163,043
   5.875%, 7/01/24(c) ...................                    32           64,537
Clear Channel Communications, Inc.
   5.75%, 1/15/13(c) ....................   U.S. $          220          211,435

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                          Principal
                                                            Amount      U.S. $
                                                            (000)        Value
--------------------------------------------------------------------------------
Comcast Corp.
   4.95%, 6/15/16(c) .........................   U.S. $       1,400   $1,305,371
Comerica Bank
   8.375%, 7/15/24(c) ........................                2,000   2,314,834
Countrywide Home Loan
   5.875%, 12/15/08(c) .......................     GBP           53       99,841
DaimlerChrysler NA Holding
   5.75%, 8/10/11(c) .........................                  110      204,791
   7.50%, 12/07/06(c) ........................                  210      394,529
Duke Capital Corp.
   6.25%, 2/15/13(c) .........................   U.S. $       1,500    1,541,313
Embarq Corp.
   7.082%, 6/01/16(c) ........................                1,202    1,226,159
Farmers Exchange Capital
   7.05%, 7/15/28(d) .........................                  200      204,989
Farmers Insurance Exchange
   8.625%, 5/01/24(d) ........................                  250      296,185
FirstEnergy Corp.
   6.45%, 11/15/11(c) ........................                  243      253,492
   7.375%, 11/15/31(c) .......................                  491      567,667
Foodcorp Ltd.
   8.875%, 6/15/12(d) ........................      EUR         194      253,383
FP Finance PLC
   9.125%, 11/25/06(d)(g) ....................      GBP          60      112,801
Friends Provident PLC
   6.292%, 7/01/15(c)(g) .....................                   50       93,645
General Electric Capital Corp.
   5.375%, 12/18/40(c) .......................                   41       83,959
Goldman Sachs Group Inc.
   5.50%, 10/12/21(c) ........................                   50       93,351
   6.125%, 2/14/17(c) ........................                   45       88,951
GPB Eurobond Finance
   6.50%, 9/23/15(c) .........................   U.S. $         400      390,750
HSBC Bank USA
   4.625%, 4/01/14(c) ........................                1,000      953,110
HSBC Holdings PLC
   6.50%, 5/02/36(c) .........................                1,600    1,698,493
ILFC E-Capital Trust I
   5.90%, 12/21/65(d)(g) .....................                  650      654,768
ING Bank NV
   7.00%, 10/05/10(c) ........................      GBP          95      188,216
Inter-American Development Bank
   9.75%, 5/15/15(c) .........................                   56      140,899
International Lease Finance Corp.
   3.50%, 4/01/09(c) .........................   U.S. $         496      475,642
Ipalco Enterprises Inc.
   8.375%, 11/14/08(c) .......................                  100      102,750
J.P. Morgan Chase & Co.
   5.375%, 9/28/16(c) ........................      GBP          50       93,875
   6.625%, 3/15/12(c) ........................   U.S. $       1,400    1,484,889
Legal & General Finance PLC
   5.875%, 4/05/33(c) ........................      GBP          26       54,663

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                          Principal
                                                            Amount      U.S. $
                                                            (000)        Value
--------------------------------------------------------------------------------
Liberty Mutual Group Inc.
   5.75%, 3/15/14(d) .........................   U.S. $         170   $  167,179
Lloyds TSB Capital
   7.834%, 2/07/15(c)(g) .....................      GBP          49      104,231
   10.625%, 10/21/08(c) ......................                  134      277,384
Marks & Spencer PLC
   5.625%, 3/24/14(c) ........................                   89      166,018
   6.250%, 1/23/07(c) ........................                   23       43,109
MBNA Europe Funding PLC
   6.00%, 11/12/10(c) ........................                   70      134,617
Merrill Lynch & Co.
   6.00%, 2/17/09(c) .........................   U.S. $         100      101,660
Mizuho Finance
   5.79%, 4/15/14(d) .........................                  100      101,080
MM02 PLC
   7.625%, 1/25/12(c) ........................      GBP         106      216,271
MMG Fiduciary (AES EL Salvador)
   6.75%, 2/01/16(d) .........................   U.S. $         350      345,609
Morgan Stanley
   5.125%, 11/30/15(c) .......................      GBP         100      183,748
National Grid Gas PLC
   6.125%, 12/07/06(c) .......................                   60      112,453
Nationwide Building Society
   5.25%, 2/12/18(c)(g) ......................                   25       46,575
Oracle Corp. / Ozark Holding Inc.
   5.25%, 1/15/16(c) .........................   U.S. $         980      964,387
Philip Morris
   7.75%, 1/15/27(c)* ........................                3,500    4,237,845
Prudential PLC
   6.125%, 12/19/31(c) .......................      GBP          27       55,258
Red Arrow Intl Leasing
   8.375%, 3/31/12(c) ........................      RUB      14,176      546,357
Resolution PLC
   6.5864%, 4/25/16(c)(g) ....................      GBP          50       91,401
Resona Bank Ltd.
   4.125%, 9/27/12(d)(g) .....................      EUR          67       82,463
   5.85%, 4/15/16(d)(g) ......................   U.S. $         138      134,914
   5.986%, 8/10/11(e)(g) .....................      GBP          50       94,274
Resona Preferred Global Securities
   7.191%, 7/30/15(d)(g) .....................   U.S. $         160      165,600
Rexam PLC
   7.125%, 3/27/09(c) ........................      GBP          58      112,303
Royal & Sun Alliance Insurance
   7.387%, 12/31/10(c) .......................                  117      233,632
Santander Central Hispano Issue Ltd.
   6.80%, 11/29/10(c) ........................                   83      163,273
   7.25%, 12/07/11(c)(g) .....................                   70      140,770
SLM Student Loan Trust
   5.15%, 9/17/15(d) .........................                  100      188,131
South Wales Electricity
   9.25%, 11/09/20(c) ........................                   19       48,527
Southern Peru Copper Corp.
   7.50%, 7/27/35(c) .........................   U.S. $         370      387,247
Sprint Capital Corp.
   8.75%, 3/15/32(c) .........................                5,663    6,906,023
Standard Chartered Bank
   6.75%, 4/27/09(c) .........................      GBP         100      193,270
STB Finance Cayman
   5.834%, 10/20/11(e)(g) ....................                  100      187,664
Svenska Handelsbanken
   6.125%, 3/04/09(c)(g) .....................                  169      321,046

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                        Principal
                                                          Amount       U.S. $
                                                           (000)        Value
--------------------------------------------------------------------------------
TCNZ Finance LTD.
   6.125%, 12/12/08(c) .....................      GBP          60   $    113,669
Telecom Italia Finance SA
   7.75%, 1/24/33(c) .......................      EUR          20         30,081
Telekom Finanzmanagement
   5.00%, 7/22/13(c) .......................                1,112      1,439,970
Tengizchevroil Fin Co
   6.124%, 11/15/14(d) .....................   U.S. $       2,172      2,150,280
Time Warner Entertainment Co. LP
   8.375%, 3/15/23(c) ......................                  145        167,457
TNK-BP Finance
   7.50%, 7/18/16(d) .......................                  766        798,858
TYCO International Group SA
   6.00%, 11/15/13(c) ......................                  140        144,876
   6.50%, 11/21/31(c) ......................      GBP       1,585      3,353,461
Union Carbide Corp.
   7.75%, 10/01/96(c) ......................   U.S. $       1,785      1,877,895
Vodafone Group PLC
   6.250%, 7/10/08(c) ......................      GBP          47         89,197
Wachovia Cap Trust III
   5.80%, 3/15/11(c)(g) ....................   U.S. $         552        553,498
WellPoint Inc.
   5.85%, 1/15/36(c) .......................                   83         80,505
Western Power Distribution LLC
   5.875%, 3/25/27(c) ......................      GBP          30         60,125
WMC Finance USA
   5.125%, 5/15/13(c) ......................   U.S. $         500        492,326
WPP Finance Corp.
   5.875%, 6/15/14(c) ......................                  180        180,496
Yorkshire Power Finance
   7.25%, 8/04/28(c) .......................      GBP          86        197,364
Zurich Capital Trust
   8.376%, 6/01/37(d) ......................   U.S. $         253        266,235
Zurich Finance PLC
   6.625%, 10/02/22(c)(g) ..................      GBP          47         94,426
                                                                    ------------
Total Corporate Debt - High Grade
   Obligations (cost $52,794,124) ..........                          54,617,511
                                                                    ------------
Total Corporate Debt Obligations
   (cost $186,004,010) .....................                         186,216,622
                                                                    ------------
BANK LOANS-4.4%
Alion Science and Technology Corporation
   7.46%, 12/31/11 .........................   U.S. $       1,000        997,500
Alon USA Energy, Inc.
   7.82%, 5/18/13 ..........................                  111        111,111
Amscan Holdings, Inc.
   8.30-8.3925%,12/21/12 ...................                  499        503,719
Atlantic Broadband Finance, LLC
   8.14%, 6/30/11 ..........................                1,991      2,005,723
Beverly Enterprises
   8.80-9.07%, 7/24/11 .....................                1,244      1,246,859
Blockbuster Inc. TLB
   8.80-9.07%, 8/20/11 .....................                1,022      1,019,254
Bluegrass Container Company LLC
   10.33%, 6/30/13 .........................                  758        765,153
   10.33%, 12/30/13 ........................                  242        243,939
Builders FirstSource, Inc.
   8.01%, 7/11/11 ..........................                  178        178,222
Burlington Coat Factory Warehouse
   Corporation 7.53%, 5/28/13 ..............                  995        963,548
Butler Animal Health Supply, LLC
   7.44%, 6/01/11 ..........................                1,975      1,982,406
Calgen 1TL Ommerc BRL SC
   8.38%, 4/01/09 ..........................                  500        511,875

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                          Principal
                                                            Amount      U.S. $
                                                            (000)        Value
--------------------------------------------------------------------------------
Cebridge Conn PIK
   11.49%, 4/30/14 ...........................   U.S. $       2,525   $2,396,865
Cebridge Conn Assets Ale Ln
   10.49%, 10/30/07 ..........................                2,000    1,980,000
Cebridge Conn Lien 2 Tranche A
   9.99%, 4/30/14 ............................                1,250    1,208,337
Cebridge Conn TLB
   7.74%, 10/01/13 ...........................                1,000      990,710
Cedar Fair L.P.
   8.12%, 6/30/12 ............................                1,995    2,006,631
Cellnet Technology, Inc.
   8.37%, 4/22/12 ............................                  955      956,848
Cheniere LNG Holdings, LLC
   8.25%, 9/30/12 ............................                1,485    1,492,885
Delphi Corporation
   9.41-9.48%, 6/14/11 .......................                1,500    1,548,750
Doubleclick, Inc.
   9.17%, 6/14/12 ............................                  779      788,778
DynCorp International LLC
   7.69-7.81%, 2/08/11 .......................                  988      991,825
Eastman Kodak Company
   7.64-7.75%, 10/18/12 ......................                  993      992,628
Ferro Corporation
   8.58-8.74%, 6/06/12 .......................                  833      830,733
FHC Health Systems, Inc.
   5.49%,  6/30/08 ...........................                1,000    1,010,000
GBGH, LLC
   10.94%, 8/07/13 ...........................                  650      650,000
Georgia-Pacific Corporation
   8.39%, 2/14/14 ............................                1,000    1,009,040
Graham Packaging Company, L.P.
   7.81-9.69%, 3/04/12 .......................                  938      944,010
Hertz Corporation
   7.61-7.70%, 12/21/12 ......................                   39       39,250
Hertz Corporation
   5.39%, 12/21/12 ...........................                   33       33,514
Hertz Corporation
   7.58-7.73%, 12/21/12 ......................                  226      227,637
HIT Entertainment, Inc.
   7.17%, 8/05/12 ............................                  990      993,712
HLI Operating TLC
   5.26-5.59%, 6/30/10 .......................                  500      503,440
Infor Enterprise Solutions Holdings, Inc.
   9.12%, 7/28/12 ............................                2,000    2,010,042
IPC Acquisition Corp.
   11.87%, 8/24/14 ...........................                1,500    1,526,250
Keystone Automotive Operations, Inc.
   7.86-9.75%, 12/30/12 ......................                  995      996,244
Kranson Industries, Inc.
   8.17%, 7/31/13 ............................                1,500    1,507,500
London Arena and Waterfront Finance, LLC
   8.89%, 1/31/12 ............................                1,741    1,752,133
LPL Holdings Inc.
   7.88-8.37%, 6/28/13 .......................                1,489    1,504,099
Maax, Inc.
   8.36-8.50%, 6/01/11 .......................                1,681    1,580,171
MetroPCS Wireless, Inc.
   10.19%, 5/03/11 ...........................                2,200    2,246,750
MGM Holdings II, Inc.
   8.62%, 3/15/12 ............................                2,488    2,463,247
Motorsport Aftermarket Group, Inc.
   8.33%, 12/31/11 ...........................                1,464    1,465,822

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                         Principal
                                                           Amount       U.S. $
                                                           (000)        Value
--------------------------------------------------------------------------------
MultiPlan Merger Corporation
   7.35%, 5/31/13 ...........................   U.S. $       1,421   $ 1,411,710
National Renal Institutes, Inc.
   7.56-7.63%, 3/31/13 ......................                  848       848,409
N.E.W. Holdings
   12.46%, 2/08/14 ..........................                  500       507,500
NewPage Corporation
   8.50%, 4/15/11 ...........................                  774       777,018
Northeast Biofuels, LLC
   8.62%, 6/30/13 ...........................                  317       318,659
   8.76%, 6/30/13 ...........................                  683       686,341
North Las Vegas
   8.12%, 4/20/11 ...........................                  199       195,020
   12.37%, 4/20/12 ..........................                1,100     1,089,000
Plum Point Energy Associates, LLC
   10.62%, 9/15/14 ..........................                1,797     1,783,799
Prestige Brands, Inc.
   7.71-9.50%, 4/05/11 ......................                2,646     2,653,954
Rayovac Corporation
   8.08-8.44%, 2/07/12 ......................                1,349     1,350,800
Reliant Energy, Inc.
   7.71%, 12/22/10 ..........................                  181       180,327
Riverside Energy Center
   9.74%, 6/22/11 ...........................                1,595     1,626,486
Rocky Mountain Energy Center, LLC
   5.39-9.74%, 6/22/11 ......................                1,229     1,253,702
Select Personal Services TL
   4.50%, 6/30/12 ...........................                1,000       995,000
SemCrude, L.P.
   7.64-9.00%, 8/27/08 ......................                  806       810,517
Sensata Technology
   7.12-7.24%, 4/26/13 ......................                  998       990,019
Smurfit-Stone Container
   7.63-7.69%, 10/01/10 .....................                1,103     1,107,728
Solo Cup Company
   9.66%, 3/31/12 ...........................                2,000     2,005,000
Stratus Technologies Inc.
   14.33%, 3/28/12 ..........................                1,500     1,425,000
Swett & Crawford
   11.83%, 11/10/12 .........................                  500       502,500
Targus Group International
   8.30%, 11/22/12 ..........................                  997       978,348
TDS Investor Corp.
   8.37%, 8/22/13 ...........................                1,000     1,000,492
Trinidad Drilling
   7.83%, 4/13/11 ...........................                1,000       995,833
United Air Lines, Inc.
   9.13-9.25%, 2/01/12 ......................                  249       251,922
Universal City Development Partners, Ltd
   7.40-7.51%, 6/09/11 ......................                  925       925,455
UPC Financing Partnership
   7.64%, 3/31/13 ...........................                  500       498,705
   7.64%, 12/31/13 ..........................                  500       498,940
Vanguard Car Rental USA Holding, Inc.
   8.37%, 5/15/13 ...........................                  935       935,000
Venetian Macau TLB
   1.375-8.12%, 2/01/13 .....................                  667       669,447
Vertafore, Inc.
   7.85-7.90%, 1/31/12 ......................                  258       258,443
   1.25-7.90%, 1/31/12 ......................                   33        33,367
Visteon Corporation
   8.61%, 5/31/13 ...........................                1,000       996,250
VTR Globalcom
   10.25%, 9/20/13 ..........................                  500       497,500
Wesco Aircraft
   % 9/20/13 ................................                  250       250,000
Wide Open West Finance, LLC
   10.40%, 4/28/14 ..........................                1,000     1,007,750
Xerium Technology, Inc.
   7.62%, 5/18/12 ...........................                  744       741,012
                                                                     -----------
Total Bank Loans
   (cost $82,166,075) .......................                         82,234,113
                                                                     -----------

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount
                                                      (000)       U.S. $ Value
--------------------------------------------------------------------------------
NON-CONVERTIBLE - PREFERRED STOCK-0.1%
MetLife, Inc.
   6.50%(c) ............................               40,000   $     1,036,400
                                                                ---------------
   (cost $1,024,000)
CONVERTIBLE - PREFERRED STOCK-0.1%
UBS Capital VIII
   6.35%(c)*
   (cost $975,000) .....................               39,000           964,130
                                                                ---------------
WARRANTS(h)-0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20(c) ......                4,500           900,000
Republic of Venezuela
   Warrants, expiring 4/15/20 ..........                1,785                 0
Total Warrants
                                                                ---------------
   (cost $0) ...........................                                900,000
                                                                ---------------
SHORT-TERM INVESTMENTS-7.3%
Repurchase Agreement-2.6%
Deutsche Bank Finance
   4.90%, 9/27/06, due 10/03/06 in the
   amount of $24,061,162
   (collateralized by $24,615,000 US
   Treasury, 2.625%, 5/15/08;
   value-$24,061,162)
   (cost $24,061,163) ..................   U.S. $       1,785        24,061,162
Merrill Lynch & Co.
   5.25%, 9/29/06, due 10/02/06 in the
   amount of $24,800,000
   (collateralized by $25,915,000 FHLMC,
   3.25%, 3/14/08;
   value-$24,800,000)
   (cost $24,800,000) ..................               24,800        24,800,000
                                                                ---------------
                                                                     48,861,162
                                                                ---------------
Time Deposit-0.4%
State Street
   4.60%, 10/02/06
   (cost $7,300,000) ...................                7,300         7,300,000
                                                                ---------------
Canada Government Treasury
   Obligation-0.8%
Canada GovernmentTreasury Bill
   Zero coupon, 10/05/06(c) ............      CAD         290           259,273
   Zero coupon, 11/30/06(c) ............               16,000        14,214,699
                                                                ---------------
   (cost $14,574,604) ..................                             14,473,972
                                                                ---------------
U.S. Treasury Obligations-3.5%
U.S. Treasury Bills
   Zero coupon, 10/05/06(a) ............   U.S. $       4,000         3,998,436
   Zero coupon, 11/02/06(a)(i)  ........               63,000        62,752,284
                                                                ---------------
   (cost $66,731,257) ..................                             66,750,720
                                                                ---------------
Total Short-Term Investments
   (cost $137,467,024) .................                            137,385,854
                                                                ---------------
Total Investments Before Security
   Lending Collateral-162.0%
   (cost $2,919,586,515) ...............                          3,041,329,005
                                                                ---------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-2.6%
Short-Term Investment
UBS Private Money Market Fund, LLC
   5.11%
   (cost $48,771,877) ..................                             48,771,877
                                                                ---------------
Total Investments-164.6%
   (cost $2,968,358,392) ...............                          3,090,100,882
Other assets less liabilities-(64.6%) ..                         (1,212,146,627)
                                                                ---------------
Net Assets-100.0% ......................                        $ 1,877,954,255
                                                                ===============

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------
FINANCIAL FUTURES CONTRACTS SOLD (see Note C)

                                                                     Value at        Unrealized
                        Number of   Expiration                     September 30,    Appreciation/
Type                    Contracts      Month     Original Value        2006        (Depreciation)
---------------------   ---------   ----------   --------------   --------------   --------------
5 Year Swap                         December
Futures                   3,989     2006          $418,308,550     $420,901,828     $(2,593,278)

U.S. Treasury 10 Year               December
Futures                   2,825     2006           302,535,126      305,276,563      (2,741,437)

U.S. Treasury 30 Year               December
Futures                     168     2006            18,517,782       18,884,250        (366,468)
                                                                                    -----------
                                                                                    $(5,701,183)
                                                                                    -----------

FORWARD EXCHANGE CURRENCY CONTRACTS (see Note C)

                                       U.S. $
                        Contract      Value on       U.S. $       Unrealized
                         Amount     Origination     Current      Appreciation/
                          (000)         Date         Value      (Depreciation)
------------------------------------------------------------------------------
Buy Contracts:
Australian Dollar,
   settling 10/17/06       59,330   $44,559,491   $44,201,202     $(358,289)
   settling 10/26/06          500       379,605       372,426        (7,179)
British Pound,
   settling 10/20/06          249       461,855       466,849         4,994
   settling 10/26/06           50        95,192        94,359          (833)
   settling 11/15/06           51        96,054        94,746        (1,308)
   settling 11/16/06          504       957,000       943,951       (13,049)
   settling 11/22/06          584     1,101,847     1,094,712        (7,135)
   settling 11/24/06           48        90,622        89,719          (903)
   settling 12/11/06           61       113,825       113,677          (148)
   settling 12/22/06           62       118,931       117,100        (1,831)
Canadian Dollar,
   settling 10/11/06       35,942    32,136,048    32,167,110        31,062
Euro,
   settling 10/19/06        6,186     7,860,615     7,853,508        (7,107)
   settling 11/22/06          129       164,363       164,444            81
Japanese Yen,
   settling 10/31/06    2,014,058    17,376,049    17,134,235      (241,814)
Mexican Peso,
   settling 10/10/06        4,766       430,000       433,291         3,291
   settling 10/20/06        1,400       126,418       127,159           741
New Zealand Dollar
   settling 10/19/06        7,200     4,750,632     4,694,349       (56,283)
Polish Zloty,
   settling 10/10/06          475       158,595       151,858        (6,737)
South African Rand,
   settling 10/03/06        3,261       459,544       418,568       (40,976)
   settling 11/09/06        3,261       421,061       417,193        (3,868)
South Korean Won,
   settling 10/23/06      610,102       638,583       645,181         6,598
Swedish Krona
   settling 10/26/06          690        95,076        94,356          (720)
   settling 11/15/06          680        94,965        93,053        (1,912)
   settling 11/21/06      130,945    18,144,030    17,940,097      (203,933)
Turkish Lira
   settling 12/20/06           57        37,811        36,725        (1,086)
Sale Contracts:
British Pound,
   settling 10/16/06       20,414    38,655,870    38,230,162       425,708
   settling 10/20/06           66       126,454       124,529         1,925
   settling 10/26/06          256       474,685       479,890        (5,205)
   settling 11/01/06          459       857,679       859,869        (2,190)
   settling 11/15/06           50        94,965        93,672         1,293
   settling 11/22/06           88       164,348       165,058          (710)
   settling 12/11/06           31        56,818        57,113          (295)
   settling 12/20/06           20        37,811        37,480           331
Canadian Dollar,
   settling 10/11/06          525       474,100       469,505         4,595
Euro,
   settling 10/19/06        3,724     4,750,564     4,728,014        22,550
   settling 10/27/06          665       844,796       844,056           740
   settling 11/22/06          855     1,101,847     1,087,338        14,509
Mexican Peso,
   settling 10/10/06      369,098    34,025,132    33,553,992       471,140
   settling 10/20/06        5,046       461,855       458,485         3,370
   settling 11/30/06      804,957    72,690,554    72,984,215      (293,661)

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

Polish Zloty,
   settling 11/15/06          290        96,055        92,758         3,297
   settling 11/24/06          275        90,622        87,988         2,634
   settling 12/11/06          355       113,799       113,772            27
South African Rand,
   settling 10/03/06        3,261       422,441       418,568         3,873
South Korean Won,
   settling 10/23/06    5,314,449     5,537,496     5,620,010       (82,514)
   settling 11/14/06   18,408,728    19,273,127    19,477,490      (204,363)
   settling 12/15/06   12,843,165    13,390,152    13,599,285      (209,133)
Swedish Krona
   settling 10/26/06          690        95,192        94,355           837

CREDIT DEFAULT SWAP CONTRACTS (see Note C)

                                   Notional                              Unrealized
Swap Counterparty &                 Amount    Interest   Termination    Appreciation/
Referenced Obligation                (000)      Rate         Date      (Depreciation)
--------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 2/06/13                   10,250      0.50%      11/26/13         11,503
Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 1/29/14                   10,000      0.30       10/20/15        212,167
J P Morgan Chase
   Republic of Hungary
   4.75%, 2/03/15                    1,280      0.30       10/20/15         28,149
Sale Contracts:
Citibank N.A.
   Republic of Brazil
   12.25%, 3/06/30                   1,910      3.09        8/20/10        141,731
Citigroup Global Markets, Inc.
   Gazprom OAO
   5.875-10.50%, 4/25/07-4/28/34    10,000      1.04       10/20/10         85,956
Citigroup Global Markets, Inc.
   Republic of Brazil
   12.25%, 3/06/30                   1,932      1.98        9/20/07         35,993
Citigroup Global Markets, Inc.
   Republic of Colombia
   8.375%, 2/15/27                   3,750      1.13        1/20/07         18,343
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25                  3,360      4.95        3/20/09        319,583
Credit Suisse First Boston
   Republic of Brazil
   12.25%, 3/06/30                     600      6.90        6/20/07         40,225
Credit Suisse First Boston
   Republic of Venezuela
   9.25%, 9/15/27                      950      3.17       10/20/15         62,431
Deutsche Bank AG
   Republic of Brazil
   12.25%, 3/06/30                   1,932      1.90        4/20/07         34,315
J P Morgan Chase
   Gazprom OAO
   5.875-10.50%, 4/25/07-4/28/34     1,380      1.04       10/20/10         11,863

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS (see Note C)

                      Interest
Broker                  Rate     Maturity      Amount
-------------------   --------   --------   ------------
Barclays Securities     2.50%    12/29/06   $  1,433,156
Barclays Securities     4.85     12/29/06      2,745,200
Barclays Securities     5.00     12/29/06      7,430,368
Deutsche Bank           5.08     10/03/06     23,537,268
Deutsche Bank           5.10     10/03/06     93,582,909
JP Morgan               5.00     10/03/06    297,455,746
Merrill Lynch Inc.      5.03     10/03/06     61,211,309
Merrill Lynch Inc.      5.11     10/03/06     18,794,459
Merrill Lynch Inc.      5.12     10/03/06    188,383,460
                                            ------------
                                            $694,573,875
                                            ============

*    Represents entire or partial securities out on loan.

(a) Positions, or portion thereof, with an aggregate market value of $1,120,008,948 have been segregated to collateralize the loan payable outstanding.

(b) Positions, or portion thereof, with an aggregate market value of $674,067,826 have been segregated to collateralize reverse repurchase agreements.

(c) Positions, or portion thereof, with an aggregate market value of $1,007,450,437 have been segregated to collateralize open forward exchange currency contracts.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate market value of these securities amounted to $452,123,392 or 24.1% of net assets.

(e) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2006.

(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)  Variable rate coupon, rate shown as of September 30, 2006.

(h)  Non-income producing security.

(i) Positions, or portion thereof, with an aggregate market value of $5,976,408 has been segregated to collateralize margin requirements for the open futures contracts.

Currency Abbreviations:
ARS                       - Argentine Peso
BRL                       - Brazilian Real
CAD                       - Canadian Dollar
COP                       - Colombian Peso
CRC                       - Costa Rican Colon
DOP                       - Dominican Peso
EUR                       - Euro
GBP                       - British Pound
IDR                       - Indonesian Rupiah
KRW                       - South Korean Won
MXN                       - Mexican Peso
NZD                       - New Zealand Dollar
PEN                       - Peruvian Nuevo Sol
PLN                       - Polish Zloty
RUB                       - Russian Ruble
TRY                       - New Turkish Lira
U.S. $                    - United States Dollar
UYU                       - Uruguayan Peso

Glossary of Terms:
FHLMC                     - Federal Home Loan Mortgage Corporation
FRN                       - Floating Rate Note
TBA                       - (To Be Assigned) - Securities are
                            purchased on a forward commitment
                            with an approximate principal amount
                            (generally +/- 1.0%) and no definite
                            maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS                      - Treasury Inflation Protected Security

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------
COUNTRY BREAKDOWN

Country              Percent of Total Investments
------------------   ----------------------------
United States                   73.80%
Brazil                           6.12
Mexico                           4.08
Russia                           3.73
Turkey                           3.24
South Korea                      1.30
United Kingdom                   1.16
Argentina                        1.06
Philippines                      0.83
Venezuela                        0.63
Canada                           0.62
Colombia                         0.56
Peru                             0.46
Indonesia                        0.42
Bermuda                          0.28
Uruguay                          0.23
Netherlands                      0.21
Luxembourg                       0.19
Cayman Islands                   0.16
Ecuador                          0.14
Panama                           0.11
Nigeria                          0.10
Kazakhstan                       0.08
Austria                          0.05
Lebanon                          0.05
El Salvador                      0.04
New Zealand                      0.04
Ukraine                          0.04
Australia                        0.03
Costa Rica                       0.03
Dominican Republic               0.03
France                           0.03
Ireland                          0.03
Poland                           0.03
Spain                            0.02
Bulgaria                         0.01
Germany                          0.01
Greece                           0.01
Jamaica                          0.01
Japan                            0.01
South Africa                     0.01
Sweden                           0.01

All data are as of September 30, 2006. The Fund's country breakdowns is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: November 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: November 20, 2006